Label	Element	Value
Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Calamos Market Neutral Income Fund
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Calamos Market Neutral Income Fund's investment objective is high current income consistent with stability of principal.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under "Fund Facts — What classes of shares do the Funds offer?" on page 151 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page 73 of the Fund's statement of additional information.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	You would pay the following expenses if you redeemed your shares at the end of the period:
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	35.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund's investment strategy can be characterized as "market neutral" because it seeks to achieve maximum current income while maintaining a low correlation to the fluctuations of the U.S. equity market as a whole. The Fund (i) invests in equities, (ii) invests in convertible securities (including synthetic convertible securities) of U.S. companies without regard to market capitalization, and (iii) employs short selling and enters into total return swaps to enhance income and hedge against market risk. The convertible securities in which the Fund invests may be either debt securities or preferred stocks that can be exchanged for common stock. The average term to maturity of the convertible securities purchased by the Fund will typically range from two to ten years.

A synthetic convertible instrument is designed to simulate the economic characteristics of a convertible security through the combined features of a debt instrument, or loan, and a security providing an option on an equity security. The Fund may establish a synthetic convertible instrument by combining a fixed-income security with the right to acquire an equity security. The fixed-income and equity option components may have different issuers, and either component may change at any time.

The Fund may seek to generate income from option premiums by writing (selling) options. This would include the use of both call and put options. The Fund may write call options (i) on a portion of the equity securities (including securities that are convertible into equity securities) in the Fund's portfolio and (ii) on broad-based securities indexes (such as the S&P 500 or MSCI EAFE) or ETFs (exchange traded funds).

In addition, to seek to offset some of the risk of a potential decline in value of certain long positions, the Fund may also purchase put options on individual securities, broad-based securities indexes (such as the S&P 500), or ETFs.

The Fund may invest without limit in high yield fixed-income securities (often referred to as "junk bonds"). The Fund may invest up to 10% of its total assets in stock, rights, warrants, and other securities of special purpose acquisition companies or similar special purpose entities (collectively, "SPACs"). In addition, the Fund may obtain certain private rights and other interests issued by a SPAC (commonly referred to as "founder shares"), which may be subject to forfeiture or expire worthless and which generally have more limited liquidity than SPAC shares issued in an initial public offering. In addition, the Fund may engage in active and frequent trading of portfolio securities. The Fund may also invest in ETFs. The Fund's investment adviser seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The Bloomberg Short Treasury 1-3 Month Index is generally considered representative of the performance of short-term money market investments and is provided to show how the Fund's performance compares to public obligations of the U.S. Treasury with maturities of 1-3 months.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	800.582.6959
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.calamos.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Bar Chart Footnotes [Text Block]	oef_BarChartFootnotesTextBlock	* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Highest Quarterly Return:	5.08	% (6.30.2020)	Lowest Quarterly Return:	-5.71	% (6.30.2022)

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	5.08%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(5.71%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns as of 12.31.24
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class I will vary from returns shown for Class I.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2024 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.24
Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund.
Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | Convertible Hedging Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Convertible Hedging Risk — If the market price of the underlying common stock increases above the conversion price on a convertible security, the price of the convertible security will increase. The Fund's increased liability on any outstanding short position would, in whole or in part, reduce this gain.

Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value.

Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | Covered Call Writing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Covered Call Writing Risk — As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | Debt Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• Debt Securities Risk — Debt securities are subject to various risks, including interest rate risk, credit risk and default risk.
Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Interest Rate Risk — The value of debt securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term debt securities than shorter term debt securities. Changes in interest rates by the Federal Reserve Board, and other events affecting fixed-income markets, may subject a Fund to heightened interest rate risk as a result of a rise in interest rates.

Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Credit Risk — A debt security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Changes in actual or perceived creditworthiness may occur quickly. If the Fund holds securities that have been downgraded, or that default on payment, the Fund's performance could be negatively affected.

Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | Default Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Default Risk — A company that issues a debt security may be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk. To the extent the Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Derivatives Risk — Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into a derivative transaction may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund (i.e., the Fund's long position) fall, the value of your investment in the Fund will decline.

Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | High Yield Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | Options Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange- listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured.

Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | Other Investment Companies (including ETFs) Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Other Investment Companies (including ETFs) Risk — The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund's investment objective and the policies are permissible under the 1940 Act. Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Additionally, if the investment company or ETF fails to achieve its investment objective, the value of the Fund's investment will decline, adversely affecting the Fund's performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, the Fund may engage in short sales of the securities of other investment companies. When the Fund shorts securities of another investment company, it borrows shares of that investment company which it then sells. The Fund closes out a short sale by purchasing the security that it has sold short and returning that security to the entity that lent the security.

Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | Portfolio Selection Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund's portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | Rule 144A Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Rule 144A Securities Risk — The Fund may invest in securities that are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, the Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of the Fund's assets invested in illiquid securities would increase. Typically, the Fund purchases Rule 144A Securities only if the Fund's adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.

Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Securities Lending Risk — The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund's securities lending agent monitors, and reports to Calamos Advisors on, the creditworthiness of the firms to which a Fund lends securities. The Fund may also experience losses as a result of a diminution in value of its cash collateral investments.

Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | Short Sale Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Short Sale Risk — The Fund may incur a loss (without limit) as a result of a short sale if the market value of the borrowed security (i.e., the Fund's short position) increases between the date of the short sale and the date the Fund replaces the security. The Fund may be unable to repurchase the borrowed security at a particular time or at an acceptable price.

Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | Small and Mid-Sized Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | Special Purpose Acquisition Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Special Purpose Acquisition Companies Risk — The Fund may invest in special purpose acquisition companies ("SPACs") or similar special purpose entities. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. A SPAC will not generate any revenues until, at the earliest, after the consummation of a transaction. An attractive acquisition or merger target may not be identified at all, in which case the SPAC will be required to return any remaining monies to shareholders, and the Fund may be subject to opportunity costs to the extent that alternative investments would have produced higher return. While a SPAC is seeking a transaction target, its stock may be thinly traded and/or illiquid. The proceeds of a SPAC IPO that are placed in trust are subject to risks, including the risk of insolvency of the custodian of the funds, fraud by the trustee, interest rate risk and credit and liquidity risk relating to the securities and money market funds in which the proceeds are invested. The private rights or other interests issued by a SPAC that the Fund may obtain generally have more limited liquidity than SPAC shares issued in an IPO and may be subject to forfeiture or expire worthless.

Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | Synthetic Convertible Instruments Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | Tax Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Tax Risk — The federal income tax treatment of convertible securities or other securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to regulated investment companies could cause the Fund to fail to qualify as such.

Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | Total Return Swap Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Total Return Swap Risk — A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a fund's portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap. The primary risks associated with total return swaps include credit risk (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying asset).

Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and Interest Expense on Short Sales	oef_Component1OtherExpensesOverAssets	0.17%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 396
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	652
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	927
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,712
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	396
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	652
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	927
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,712
Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Dividend and Interest Expense on Short Sales	oef_Component1OtherExpensesOverAssets	0.17%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.97%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 300
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	618
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,062
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,296
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	200
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	618
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,062
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,296
Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Dividend and Interest Expense on Short Sales	oef_Component1OtherExpensesOverAssets	0.17%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,190
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	99
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	309
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	536
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,190
Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Dividend and Interest Expense on Short Sales	oef_Component1OtherExpensesOverAssets	0.17%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,096
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	91
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	284
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	493
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,096
Calamos Market Neutral Income Fund | Bloomberg Short Treasury 1-3 Month Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.31%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.49%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.76%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.80%
Calamos Market Neutral Income Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.25%	[2],[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.33%)	[2],[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.35%	[2],[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.97%	[2],[3]
Calamos Market Neutral Income Fund | Bloomberg US Government/Credit Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.18%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.21%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.50%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.08%
Calamos Market Neutral Income Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.72%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.71%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.40%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.71%
Performance Inception Date	oef_PerfInceptionDate	Sep. 04, 1990
Calamos Market Neutral Income Fund | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.33%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.40%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.13%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.57%
Performance Inception Date	oef_PerfInceptionDate	Feb. 16, 2000
Calamos Market Neutral Income Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	1.30%
Annual Return [Percent]	oef_AnnlRtrPct	5.04%
Annual Return [Percent]	oef_AnnlRtrPct	4.75%
Annual Return [Percent]	oef_AnnlRtrPct	1.80%
Annual Return [Percent]	oef_AnnlRtrPct	6.73%
Annual Return [Percent]	oef_AnnlRtrPct	5.35%
Annual Return [Percent]	oef_AnnlRtrPct	5.02%
Annual Return [Percent]	oef_AnnlRtrPct	(4.26%)
Annual Return [Percent]	oef_AnnlRtrPct	9.17%
Annual Return [Percent]	oef_AnnlRtrPct	7.43%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.43%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.43%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.17%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.52%
Performance Inception Date	oef_PerfInceptionDate	May 10, 2000
Calamos Market Neutral Income Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.55%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.76%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.38%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.29%	[4]
Calamos Market Neutral Income Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.39%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.24%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.05%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.16%	[4]
Calamos Market Neutral Income Fund | Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.44%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.76%
Performance Inception Date	oef_PerfInceptionDate	Jun. 23, 2020

[1]	"Acquired Fund Fees and Expenses" include certain expenses incurred in connection with the Fund's investment in various money market funds, affiliated mutual funds, and ETFs.
[2]	All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[3]	The Fund's investment adviser added the broad-based securities market index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Government/Credit Index and Bloomberg Short Treasury 1-3 Month Index as additional benchmarks because the investment adviser believes they are more representative of the Fund's investment universe than the broad-based securities market index. The Bloomberg Short Treasury 1-3 Month Index is generally considered representative of the performance of short-term money market investments and is provided to show how the Fund's performance compares to public obligations of the U.S. Treasury with maturities of 1-3 months.
[4]	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.